Summary of Derivative Instruments (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2019
Interest rate swaps | Non-designated
Derivative [Line Items]
Derivative term	through January 15, 2023
Interest rate swaps | Non-designated | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.27%
Interest rate swaps | Non-designated | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	2.94%
Interest rate swaps | Designated
Derivative [Line Items]
Derivative term	through April 15, 2023
Interest rate swaps | Designated | Minimum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.57%
Interest rate swaps | Designated | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.58%
Interest rate cap | Non-designated
Derivative [Line Items]
Derivative term	through September 15, 2022
Interest rate cap | Non-designated | Minimum
Derivative [Line Items]
Floor interest rate on derivative contracts	3.00%
Interest rate cap | Non-designated | Maximum
Derivative [Line Items]
Fixed interest rate on derivative contracts	5.00%